Document and Entity Information	Mar. 08, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	CENTERPOINT ENERGY HOUSTON ELECTRIC LLC
Amendment Flag	false
Entity Central Index Key	0000048732
Document Type	8-K
Document Period End Date	Mar. 08, 2021
Entity Incorporation State Country Code	TX
Entity File Number	1-3187
Entity Tax Identification Number	22-3865106
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
A 9.15 First Mortgage Bonds Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.15% First Mortgage Bonds due 2021
Trading Symbol	n/a
Security Exchange Name	NYSE
A 6.95 General Mortgage Bonds Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.95% General Mortgage Bonds due 2033
Trading Symbol	n/a
Security Exchange Name	NYSE